Related party transactions	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related party transactions

20.	Related party transactions

The directors and senior executives who have the authority and responsibility for planning, directing and controlling the entity are considered to be key management personnel. Total remuneration in respect of these individuals is disclosed in the table below:

	2021	2020	2019
	£	£	£

Short-term employee benefits	1,061,325	982,027	688,325
Share-based payments		287,444	444,941
	1,061,325	1,269,471	1,133,266

During the years ended December 31, 2020 and 2021, the Group made purchases of cell culture media from Cell Science & Technology Institute, Inc., a company in which significant shareholder NIPRO Corporation (Osaka, Japan), has a significant interest in the amount of £30,775 and £52,795 respectively.

During the years ended December 31, 2020 and 2021, the Group used consultancy services from Theraldia Consulting Limited a company in which Dr Alan Clark has a significant interest in the amount of £22,621 and £Nil respectively.

During the year ended December 31, 2020, the executive directors agreed to defer a proportion of their compensation. Repayment of deferred compensation would be initiated on receipt of an agreed level of funding to support the future capital requirements of the business and settlement would be staged over twelve months. As at December 31, 2021 the balance outstanding to executive directors totaled £591,886 (2020: £253,338).